Risk Management Section - NPV-at-Risk banking books per accounting category (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unfloored Parallel Downward [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	€ 926
Unfloored Parallel Downward [Member] | Amortised Costs [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(2,390)
Unfloored Parallel Downward [Member] | Available for sale [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	2,839
Unfloored Parallel Downward [Member] | Fair Value Through Profit Or Loss [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	476
Unfloored Parallel Upward [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(2,073)
Unfloored Parallel Upward [Member] | Amortised Costs [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	1,052
Unfloored Parallel Upward [Member] | Available for sale [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(2,719)
Unfloored Parallel Upward [Member] | Fair Value Through Profit Or Loss [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	€ (406)
Floored Parallel Downward [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		€ 61
Floored Parallel Downward [member] | Amortised Costs [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		114
Floored Parallel Downward [member] | Available for sale [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		115
Floored Parallel Downward [member] | Fair Value Through Profit Or Loss [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(168)
Floored Plus Hundred Bps [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(1,926)
Floored Plus Hundred Bps [Member] | Amortised Costs [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		248
Floored Plus Hundred Bps [Member] | Available for sale [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(2,153)
Floored Plus Hundred Bps [Member] | Fair Value Through Profit Or Loss [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		€ (21)